Distribution Date:	08/15/25	CCUBS Commercial Mortgage Trust 2017-C1
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone	nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12508GAQ9	2.288000%	10,150,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12508GAR7	3.312000%	118,871,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12508GAS5	3.462000%	15,396,000.00	6,658,171.18	278,999.60	19,208.82	0.00	0.00	298,208.42	6,379,171.58	40.08%	30.00%
A-3	12508GAT3	3.283000%	161,354,000.00	135,040,879.21	11,622,446.11	369,449.34	0.00	0.00	11,991,895.45	123,418,433.10	40.08%	30.00%
A-4	12508GAU0	3.544000%	181,951,000.00	181,951,000.00	0.00	537,361.95	0.00	0.00	537,361.95	181,951,000.00	40.08%	30.00%
A-S	12508GAX4	3.907000%	57,481,000.00	57,481,000.00	0.00	187,148.56	0.00	0.00	187,148.56	57,481,000.00	29.04%	21.75%
B	12508GAY2	4.159000%	29,612,000.00	29,612,000.00	0.00	102,630.26	0.00	0.00	102,630.26	29,612,000.00	23.35%	17.50%
C	12508GAZ9	4.539850%	33,095,000.00	33,095,000.00	0.00	125,205.28	0.00	0.00	125,205.28	33,095,000.00	16.98%	12.75%
D	12508GAA4	4.539850%	16,444,000.00	16,444,000.00	0.00	62,211.08	0.00	0.00	62,211.08	16,444,000.00	13.82%	10.39%
D-RR	12508GAC0	4.539850%	21,007,000.00	21,007,000.00	0.00	79,473.86	0.00	0.00	79,473.86	21,007,000.00	9.79%	7.38%
E-RR	12508GAE6	4.539850%	8,709,000.00	8,709,000.00	0.00	32,947.96	0.00	0.00	32,947.96	8,709,000.00	8.11%	6.13%
F-RR	12508GAG1	4.539850%	7,838,000.00	7,838,000.00	0.00	29,652.79	0.00	0.00	29,652.79	7,838,000.00	6.61%	5.00%
G-RR	12508GAJ5	4.539850%	8,710,000.00	8,710,000.00	0.00	104,385.33	0.00	0.00	104,385.33	8,710,000.00	4.93%	3.75%
NR-RR	12508GAL0	4.539850%	26,128,121.00	26,015,157.25	0.00	365,906.21	0.00	349,347.21	365,906.21	25,665,810.04	0.00%	0.00%
R	12508GAN6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			696,746,121.00	532,561,207.64	11,901,445.71	2,015,581.44	0.00	349,347.21	13,917,027.15	520,310,414.72

X-A	12508GAV8	1.106437%	487,722,000.00	323,650,050.39	0.00	298,415.43	0.00	0.00	298,415.43	311,748,604.68
X-B	12508GAW6	0.396500%	120,188,000.00	120,188,000.00	0.00	39,712.15	0.00	0.00	39,712.15	120,188,000.00
Notional SubTotal			607,910,000.00	443,838,050.39	0.00	338,127.58	0.00	0.00	338,127.58	431,936,604.68

Deal Distribution Total					11,901,445.71	2,353,709.02	0.00	349,347.21	14,255,154.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12508GAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12508GAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12508GAS5	432.46110548	18.12156404	1.24765004	0.00000000	0.00000000	0.00000000	0.00000000	19.36921408	414.33954144
A-3	12508GAT3	836.92303389	72.03072815	2.28968194	0.00000000	0.00000000	0.00000000	0.00000000	74.32041009	764.89230574
A-4	12508GAU0	1,000.00000000	0.00000000	2.95333332	0.00000000	0.00000000	0.00000000	0.00000000	2.95333332	1,000.00000000
A-S	12508GAX4	1,000.00000000	0.00000000	3.25583341	0.00000000	0.00000000	0.00000000	0.00000000	3.25583341	1,000.00000000
B	12508GAY2	1,000.00000000	0.00000000	3.46583345	0.00000000	0.00000000	0.00000000	0.00000000	3.46583345	1,000.00000000
C	12508GAZ9	1,000.00000000	0.00000000	3.78320834	0.00000000	0.00000000	0.00000000	0.00000000	3.78320834	1,000.00000000
D	12508GAA4	1,000.00000000	0.00000000	3.78320847	0.00000000	0.00000000	0.00000000	0.00000000	3.78320847	1,000.00000000
D-RR	12508GAC0	1,000.00000000	0.00000000	3.78320845	0.00000000	0.00000000	0.00000000	0.00000000	3.78320845	1,000.00000000
E-RR	12508GAE6	1,000.00000000	0.00000000	3.78320818	0.00000000	0.00000000	0.00000000	0.00000000	3.78320818	1,000.00000000
F-RR	12508GAG1	1,000.00000000	0.00000000	3.78320873	0.00000000	0.00000000	0.00000000	0.00000000	3.78320873	1,000.00000000
G-RR	12508GAJ5	1,000.00000000	0.00000000	11.98453846	(8.20133065)	0.00000000	0.00000000	0.00000000	11.98453846	1,000.00000000
NR-RR	12508GAL0	995.67654521	0.00000000	14.00430632	(10.23745450)	47.52687918	0.00000000	13.37054471	14.00430632	982.30600050
R	12508GAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12508GAV8	663.59534815	0.00000000	0.61185559	0.00000000	0.00000000	0.00000000	0.00000000	0.61185559	639.19323853
X-B	12508GAW6	1,000.00000000	0.00000000	0.33041693	0.00000000	0.00000000	0.00000000	0.00000000	0.33041693	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	19,208.82	0.00	19,208.82	0.00	0.00	0.00	19,208.82	0.00
A-3	07/01/25 - 07/30/25	30	0.00	369,449.34	0.00	369,449.34	0.00	0.00	0.00	369,449.34	0.00
A-4	07/01/25 - 07/30/25	30	0.00	537,361.95	0.00	537,361.95	0.00	0.00	0.00	537,361.95	0.00
X-A	07/01/25 - 07/30/25	30	0.00	298,415.43	0.00	298,415.43	0.00	0.00	0.00	298,415.43	0.00
X-B	07/01/25 - 07/30/25	30	0.00	39,712.15	0.00	39,712.15	0.00	0.00	0.00	39,712.15	0.00
A-S	07/01/25 - 07/30/25	30	0.00	187,148.56	0.00	187,148.56	0.00	0.00	0.00	187,148.56	0.00
B	07/01/25 - 07/30/25	30	0.00	102,630.26	0.00	102,630.26	0.00	0.00	0.00	102,630.26	0.00
C	07/01/25 - 07/30/25	30	0.00	125,205.28	0.00	125,205.28	0.00	0.00	0.00	125,205.28	0.00
D	07/01/25 - 07/30/25	30	0.00	62,211.08	0.00	62,211.08	0.00	0.00	0.00	62,211.08	0.00
D-RR	07/01/25 - 07/30/25	30	0.00	79,473.86	0.00	79,473.86	0.00	0.00	0.00	79,473.86	0.00
E-RR	07/01/25 - 07/30/25	30	0.00	32,947.96	0.00	32,947.96	0.00	0.00	0.00	32,947.96	0.00
F-RR	07/01/25 - 07/30/25	30	0.00	29,652.79	0.00	29,652.79	0.00	0.00	0.00	29,652.79	0.00
G-RR	07/01/25 - 07/30/25	30	71,164.36	32,951.74	0.00	32,951.74	(71,433.59)	0.00	0.00	104,385.33	0.00
NR-RR	07/01/25 - 07/30/25	30	1,503,585.12	98,420.76	0.00	98,420.76	(267,485.45)	0.00	0.00	365,906.21	1,241,788.05
Totals			1,574,749.48	2,014,789.98	0.00	2,014,789.98	(338,919.04)	0.00	0.00	2,353,709.02	1,241,788.05

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	14,255,154.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,027,817.33	Master Servicing Fee	6,776.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,443.78
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	229.30
ARD Interest	0.00	Operating Advisor Fee	1,314.80
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	261.40
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,027,817.33	Total Fees	13,025.92

Principal		Expenses/Reimbursements
Scheduled Principal	250,792.92	Reimbursement for Interest on Advances	(230,934.18)
Unscheduled Principal Collections		ASER Amount	88,281.78
Principal Prepayments	11,650,652.79	Special Servicing Fees (Monthly)	(197,204.17)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	937.53
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	11,901,445.71	Total Expenses/Reimbursements	(338,919.04)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,353,709.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	11,901,445.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,255,154.73
Total Funds Collected	13,929,263.04	Total Funds Distributed	13,929,261.61

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	532,561,207.64	532,561,207.64	Beginning Certificate Balance	532,561,207.64
(-) Scheduled Principal Collections	250,792.92	250,792.92	(-) Principal Distributions	11,901,445.71
(-) Unscheduled Principal Collections	11,650,652.79	11,650,652.79	(-) Realized Losses	349,347.21
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	349,347.21
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	349,347.21	349,347.21	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	520,310,414.72	520,310,414.72	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	533,139,778.22	533,139,778.22	Ending Certificate Balance	520,310,414.72
Ending Actual Collateral Balance	520,940,322.10	520,940,322.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	19,000,130.46	3.65%	27	4.7128	NAP	Defeased	3	19,000,130.46	3.65%	27	4.7128	NAP
5,000,000 or less	5	14,553,550.02	2.80%	25	4.8469	2.022271	1.40 or less	8	135,096,793.89	25.96%	26	4.4709	0.627399
5,000,001 to 10,000,000	7	54,558,337.43	10.49%	27	4.4171	2.056453	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	27,933,621.24	5.37%	27	4.5127	2.082159	1.51 to 1.60	1	44,000,000.00	8.46%	27	4.9440	1.600000
15,000,001 to 20,000,000	2	35,809,708.33	6.88%	22	3.9656	2.033767	1.61 to 1.70	3	29,293,010.07	5.63%	26	4.6294	1.648459
20,000,001 to 25,000,000	8	184,909,610.07	35.54%	26	4.4361	2.466652	1.71 to 1.80	1	17,109,708.33	3.29%	23	4.5510	1.710000
25,000,001 to 35,000,000	3	95,145,457.17	18.29%	25	4.2366	0.769132	1.81 to 1.90	1	9,149,011.27	1.76%	26	4.4192	1.840000
35,000,001 to 45,000,000	2	88,400,000.00	16.99%	27	4.5558	1.338824	1.91 to 2.00	2	38,433,621.24	7.39%	25	4.5407	1.987511
45,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	3	48,250,000.00	9.27%	27	4.4087	2.084456
Totals	32	520,310,414.72	100.00%	26	4.4113	1.819687	2.26 to 2.50	4	73,821,539.46	14.19%	24	3.8562	2.326294
							2.51 or greater	6	106,156,600.00	20.40%	27	4.3175	3.033493
							Totals	32	520,310,414.72	100.00%	26	4.4113	1.819687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	19,000,130.46	3.65%	27	4.7128	NAP	Virginia	1	24,000,000.00	4.61%	24	4.5110	1.980000
Alabama	2	2,523,824.77	0.49%	26	4.4024	2.403788	Washington, DC	1	5,350,000.00	1.03%	27	4.4700	1.700000
Arizona	2	1,453,371.01	0.28%	26	4.6100	1.640000	West Virginia	1	1,876,009.27	0.36%	27	4.3690	2.540000
California	3	26,574,766.87	5.11%	26	4.4783	2.138195	Totals	89	520,310,414.72	100.00%	26	4.4113	1.819687
Colorado	2	11,984,992.30	2.30%	27	4.4910	2.286996
									Property Type³
Florida	3	4,970,920.71	0.96%	26	4.3964	2.605620
Georgia	5	3,805,219.15	0.73%	26	4.6100	1.640000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	6,109,204.95	1.17%	25	4.8762	1.193077		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	3,773,390.25	0.73%	27	4.3734	2.824373	Defeased	3	19,000,130.46	3.65%	27	4.7128	NAP
Kansas	3	3,875,492.62	0.74%	26	4.4054	2.304472	Industrial	6	29,638,610.43	5.70%	27	4.3968	2.371470
Louisiana	2	3,795,491.42	0.73%	26	4.8343	1.475196	Lodging	3	45,184,844.76	8.68%	24	4.5711	1.786672
Maryland	1	31,245,457.17	6.01%	27	4.4500	(1.090000)	Mixed Use	9	144,092,976.55	27.69%	25	4.0609	2.488345
Michigan	4	28,210,709.03	5.42%	27	4.3964	2.312512	Multi-Family	15	99,750,000.01	19.17%	26	4.8120	1.590451
Minnesota	4	6,059,659.75	1.16%	26	4.3763	3.011308	Office	25	117,438,247.10	22.57%	27	4.3598	0.857433
Nevada	2	40,196,641.07	7.73%	28	4.2694	3.077561	Retail	28	65,205,605.37	12.53%	26	4.4731	2.321033
New Jersey	4	56,627,061.69	10.88%	26	4.4178	2.068475	Totals	89	520,310,414.72	100.00%	26	4.4113	1.819687
New York	18	154,739,146.40	29.74%	25	4.1578	1.696990
North Carolina	1	3,230,732.63	0.62%	27	5.0800	1.250000
Ohio	1	1,130,194.97	0.22%	26	4.3790	3.190000
Oklahoma	1	1,497,478.86	0.29%	26	4.4192	1.840000
Pennsylvania	2	45,159,885.58	8.68%	27	4.9292	1.624143
South Carolina	1	1,485,761.93	0.29%	26	4.3790	3.190000
Tennessee	1	3,998,552.93	0.77%	27	4.3690	2.540000
Texas	16	25,680,700.61	4.94%	26	4.5050	2.211374
Utah	1	1,955,618.27	0.38%	26	4.3790	3.190000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,000,130.46	3.65%	27	4.7128	NAP	Defeased	3	19,000,130.46	3.65%	27	4.7128	NAP
	4.0000% or less	3	50,100,000.00	9.63%	22	3.4460	2.506148	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	14	252,610,394.60	48.55%	27	4.3400	1.821308	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	8	186,546,339.64	35.85%	26	4.6935	1.714519	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	4	12,053,550.02	2.32%	26	5.0744	1.226296	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	520,310,414.72	100.00%	26	4.4113	1.819687	49 months or greater	29	501,310,284.26	96.35%	26	4.3998	1.835705
								Totals	32	520,310,414.72	100.00%	26	4.4113	1.819687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	19,000,130.46	3.65%	27	4.7128	NAP	Defeased	3	19,000,130.46	3.65%	27	4.7128	NAP
	60 months or less	29	501,310,284.26	96.35%	26	4.3998	1.835705	Interest Only	18	377,946,600.00	72.64%	26	4.3505	2.118424
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	11	123,363,684.26	23.71%	26	4.5510	0.969546
	Totals	32	520,310,414.72	100.00%	26	4.4113	1.819687	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	520,310,414.72	100.00%	26	4.4113	1.819687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	19,000,130.46	3.65%	27	4.7128	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	27	439,800,575.93	84.53%	26	4.4171	1.916888
	13 months to 24 months	2	61,509,708.33	11.82%	26	4.2767	1.255243
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	520,310,414.72	100.00%	26	4.4113	1.819687
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1B	30313494	Various Various		Various	Actual/360	4.369%	82,592.58	0.00	0.00	N/A	11/06/27	--	21,953,300.00	21,953,300.00	08/06/25
1A2B	30313495				Actual/360	4.369%	82,592.58	0.00	0.00	N/A	11/06/27	--	21,953,300.00	21,953,300.00	08/06/25
2A1A1	30313496	MU	New York	NY	Actual/360	3.430%	85,359.36	0.00	0.00	N/A	06/09/27	--	28,900,000.00	28,900,000.00	08/09/25
2A2A1	30313497				Actual/360	3.430%	55,232.53	0.00	0.00	N/A	06/09/27	--	18,700,000.00	18,700,000.00	08/09/25
3	30313498	OF	Brooklyn	NY	Actual/360	4.171%	159,471.23	0.00	0.00	N/A	11/01/27	--	44,400,000.00	44,400,000.00	05/01/25
4	30313499	MF	Eagleville	PA	Actual/360	4.944%	187,322.67	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	08/06/25
5	30313297	MF	New York	NY	Actual/360	4.712%	142,014.44	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	08/06/25
6A2	30313500	MU	Las Vegas	NV	Actual/360	4.250%	91,493.06	0.00	0.00	N/A	12/06/27	--	25,000,000.00	25,000,000.00	08/06/25
6A4	30313501				Actual/360	4.250%	36,597.22	0.00	0.00	N/A	12/06/27	--	10,000,000.00	10,000,000.00	08/06/25
7	30313502	OF	Lanham	MD	Actual/360	4.450%	119,927.58	51,336.80	0.00	N/A	11/06/27	--	31,296,793.97	31,245,457.17	08/06/24
10	30313504	MU	Morristown	NJ	Actual/360	4.355%	93,753.47	0.00	0.00	N/A	11/06/27	--	25,000,000.00	25,000,000.00	08/06/25
11	30313394	OF	Various	Various	Actual/360	4.610%	85,530.80	42,779.74	0.00	N/A	10/06/27	--	21,545,789.81	21,503,010.07	08/06/25
12	30299011	RT	Various	Various	Actual/360	4.379%	93,327.44	0.00	0.00	N/A	10/06/27	--	24,750,000.00	24,750,000.00	08/06/25
13	30313299	LO	Arlington	VA	Actual/360	4.511%	93,227.33	0.00	0.00	N/A	08/06/27	--	24,000,000.00	24,000,000.00	08/06/25
15	30313506	MF	Various	NY	Actual/360	4.701%	83,997.73	0.00	0.00	N/A	11/06/27	--	20,750,000.00	20,750,000.00	08/06/25
17	30313416	LO	West Windsor	NJ	Actual/360	4.551%	67,147.93	24,601.69	0.00	N/A	07/06/27	--	17,134,310.02	17,109,708.33	08/06/25
20	30313509	MU	Los Angeles	CA	Actual/360	4.590%	57,146.83	24,780.68	0.00	N/A	11/06/27	--	14,458,401.92	14,433,621.24	08/06/25
21	30313510	RT	Sedona	AZ	Actual/360	4.600%	48,557.41	24,238.09	0.00	N/A	11/06/27	--	12,258,531.88	12,234,293.79	08/06/25
22	30313511	IN	Auburn Hills	MI	Actual/360	4.430%	51,498.75	0.00	0.00	N/A	11/06/27	--	13,500,000.00	13,500,000.00	08/06/25
23	30313512	RT	New York	NY	Actual/360	4.876%	50,385.33	11,650,652.79	0.00	N/A	11/06/27	--	12,000,000.00	0.00	08/10/25
24	30298989	RT	Various	Various	Actual/360	4.419%	34,887.26	18,765.42	0.00	N/A	10/06/27	--	9,167,776.69	9,149,011.27	08/06/25
25	30313414	MU	San Diego	CA	Actual/360	4.500%	37,420.59	15,781.37	0.00	N/A	10/06/27	--	9,656,927.00	9,641,145.63	08/03/25
26	30299174	RT	Grand Junction	CO	Actual/360	4.517%	37,921.46	0.00	0.00	N/A	11/06/27	--	9,750,000.00	9,750,000.00	08/06/25
28	30313514	RT	Reno	NV	Actual/360	4.400%	19,730.00	10,691.23	0.00	N/A	10/06/27	--	5,207,332.30	5,196,641.07	08/06/25
29	30313515	RT	Battle Creek	MI	Actual/360	4.360%	20,572.95	8,085.10	0.00	N/A	09/06/27	--	5,479,624.56	5,471,539.46	08/06/25
30	30313516	RT	Washington	DC	Actual/360	4.470%	20,593.04	0.00	0.00	N/A	11/06/27	--	5,350,000.00	5,350,000.00	08/06/25
31	30313517	LO	Romeoville	IL	Actual/360	5.009%	17,610.29	7,646.18	0.00	N/A	09/06/27	--	4,082,782.61	4,075,136.43	08/06/25
32	30313518	OF	Santa Monica	CA	Actual/360	4.750%	16,273.16	7,722.62	0.00	N/A	10/06/27	--	3,978,497.44	3,970,774.82	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	30313519	RT	Durham	NC	Actual/360	5.080%	14,154.87	5,076.24	0.00	N/A	11/06/27	--	3,235,808.87	3,230,732.63	08/06/25
34	30299148	MF	Trotwood	OH	Actual/360	5.154%	12,426.66	5,053.47	0.00	N/A	11/06/27	--	2,800,115.32	2,795,061.85	08/06/25
35	30313520	RT	Baton Rouge	LA	Actual/360	5.102%	10,157.14	4,234.29	0.00	N/A	10/06/27	--	2,311,915.25	2,307,680.96	08/06/25
36	30313521	MU	Beverly Hills	CA	Actual/360	3.750%	8,072.92	0.00	0.00	N/A	06/06/27	--	2,500,000.00	2,500,000.00	08/06/25
37	30313522	MU	Brooklyn	NY	Actual/360	5.150%	10,820.72	0.00	0.00	N/A	10/06/27	--	2,440,000.00	2,440,000.00	08/06/25
Totals							2,027,817.33	11,901,445.71	0.00				532,561,207.64	520,310,414.72
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1B	20,041,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2B	20,041,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1A1	191,484,942.40	47,339,159.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2A1	191,484,942.40	47,339,159.48	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	158,789.53	472,702.14	0.00	0.00
4	3,651,215.88	902,318.71	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,117,670.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	20,756,988.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A4	20,756,988.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,068,516.76	(3,037,632.00)	01/01/25	06/30/25	01/13/25	23,064,291.46	692,015.22	82,462.44	1,361,555.71	0.00	0.00
10	13,386,797.00	3,666,012.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	20,672,610.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	29,135,946.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,759,627.41	1,242,235.53	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,337,364.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,654,745.13	503,290.90	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,387,418.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(2,378,493.01)	0.00	--	--	03/11/24	760,094.95	52,550.55	0.00	0.00	0.00	0.00
24	4,761,007.00	1,215,118.00	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,358,476.15	2,249,444.31	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,008,350.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	591,526.69	1,176,813.60	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	864,117.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	436,190.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	491,549.09	89,772.91	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	294,373.23	75,035.23	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	247,072.61	232,336.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	569,514.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	206,613.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	560,189,408.24	102,993,065.32				23,824,386.41	744,565.77	241,251.97	1,834,257.85	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
23	30313512	11,650,652.79	DPO	0.00	0.00
Totals		11,650,652.79		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	1	44,400,000.00	1	31,245,457.17	1	0.00	0	0.00	0	0.00	0	0.00	1	11,650,652.79	4.411261%	4.383711%	26
07/17/25	0	0.00	0	0.00	3	87,696,793.97	1	12,000,000.00	0	0.00	1	31,296,793.97	0	0.00	1	20,926,257.37	4.421810%	4.393406%	27
06/17/25	0	0.00	1	44,400,000.00	2	43,351,795.44	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.460885%	4.432801%	26
05/16/25	1	44,400,000.00	0	0.00	2	43,402,726.32	1	12,000,000.00	0	0.00	0	0.00	0	0.00	1	13,814,984.16	4.461001%	4.432916%	27
04/17/25	0	0.00	1	44,400,000.00	2	43,457,336.41	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.458644%	4.430806%	28
03/17/25	1	44,400,000.00	0	0.00	2	43,507,864.40	1	12,000,000.00	0	0.00	0	0.00	0	0.00	1	6,105,000.00	4.458753%	4.430914%	29
02/18/25	0	0.00	0	0.00	2	43,569,861.98	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457202%	4.429256%	30
01/17/25	0	0.00	0	0.00	2	43,619,960.43	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457309%	4.429362%	31
12/17/24	1	44,400,000.00	0	0.00	2	43,669,867.64	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457416%	4.429468%	32
11/18/24	0	0.00	1	31,723,490.74	1	12,000,000.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457531%	4.429582%	33
10/18/24	1	31,773,002.74	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457637%	4.429686%	34
09/17/24	0	0.00	0	0.00	1	12,000,000.00	1	12,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.457751%	4.429799%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30313498	05/01/25	2	2	158,789.53	472,702.14	0.00	44,400,000.00	08/01/24	2
7	30313502	08/06/24	11	6	82,462.44	1,361,555.71	0.00	31,875,364.55	08/01/24	11
Totals					241,251.97	1,834,257.85	0.00	76,275,364.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		91,209,708	91,209,708	0		0
25 - 36 Months		429,100,706	353,455,249	75,645,457		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	520,310,415	444,664,958	0	44,400,000	31,245,457	0
Jul-25	532,561,208	444,864,414	0	0	87,696,794	0
Jun-25	553,868,315	466,116,519	0	44,400,000	43,351,795	0
May-25	554,153,684	466,350,958	44,400,000	0	43,402,726	0
Apr-25	568,274,214	480,416,877	0	44,400,000	43,457,336	0
Mar-25	568,584,982	480,677,117	44,400,000	0	43,507,864	0
Feb-25	575,068,744	531,498,882	0	0	43,569,862	0
Jan-25	575,376,756	531,756,795	0	0	43,619,960	0
Dec-24	575,683,538	487,613,670	44,400,000	0	43,669,868	0
Nov-24	576,012,294	532,288,803	0	31,723,491	12,000,000	0
Oct-24	576,316,536	532,543,533	31,773,003	0	12,000,000	0
Sep-24	576,642,845	564,642,845	0	0	12,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30313498	44,400,000.00	44,400,000.00	67,000,000.00	05/09/25	5,053,145.60	1.08000	12/31/23	11/01/27	I/O
7	30313502	31,245,457.17	31,875,364.55	16,200,000.00	09/12/24	(3,544,842.00)	(1.09000)	06/30/25	11/06/27	266
23	30313512	0.00	-	17,500,000.00	08/17/21	(2,389,938.01)	(4.03000)	09/30/24	11/06/27	I/O
Totals		75,645,457.17	76,275,364.55	100,700,000.00		(881,634.41)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30313498	OF	NY	08/01/24	2

8/10/2025 - The Loan was transferred to the Special Servicer on 8/1/2024 for Imminent Default as the Borrower notified the Lender they would be unable to service the Debt Service due to tenancy issues. The Loan is now in default for delinquent payments. The collateral consists of a 36-story, 325,510 SF, Class A, multi-tenant office tower built/renovated in 1928/2014, and located in Brooklyn, New York (“Property”). The largest tenant, City University of New York (“CUNY”) (47,162 SF,

15% NRA, 18% PGI), vac ated at the end of the 8/31/24 LXP, and a Cash Sweep is now fully implemented. The Lender will dual track foreclosure/receivership proceedings while continuing discussions with Borrower until a resolution is reached.

7	30313502	OF	MD	08/01/24	11

8.1.2025: The loan, originated in 2014 and set to mature in 2027, transferred to Special Servicing on August 1, 2024, due to a borrower default and the bankruptcy filing of its sole tenant, 2U. 2U, formerly headquartered at the property, filed for bankrup tcy on July 25, 2024, and subsequently surrendered their lease on August 8, 2024. A Pre-Negotiation Letter was executed with the borrower on 8.7.2024. The borrower engaged PKV Investment Management to negotiate a long-term forbearance agreement with the l ender, while pursuing a replacement tenant or the sale of the property. The borrower also filed a claim against 2U and its guarantor in bankruptcy court, seeking maximum recovery, and ultimately reached a settlement agreement for $9.5 million. The borrowe r identified a potential new lease with an investment-grade tenant for the entire property by mid-2025. This prospect led to negotiations for a $54 million sale of the asset, which ultimately failed to materialize. In the interim, the lender and borrower executed a short-term, three-month forbearance agreement, which extends through August 2025. The borrower has remained compliant with the terms of this agreement and continues to search for a new tenant or buyer for the property. It should be noted that a s part of the executed forbearance the borrower consented to the appointment of a receiver, if the property is not sold by the termination of the forbearance.

23	30313512	RT	NY	06/10/20	3

8/4/2025: Loan transferred to the Special Servicer 6/10/20 for payment default. The Loan is currently past due for 1/6/2021 and subsequent payments. The subject is a two-story commercial building that was previously 100% leased to a

Borrower-affiliated te nant which rented out the property as a ballroom, concert hall, and event space. Due to COVID 19, there was a moratorium on filing foreclosure actions in NY preventing the filing of a foreclosure complaint. The moratorium expired in January 2022 and Lende r filed a foreclosure 2/1/22. Initial conference held 06/24/22. Court granted leave to file MSJ and scheduled matter for trial on 08/16/22 but the borrower filed for bankruptcy on 8/12/2022. The Lender has been working through the BK process and the debto r previously submitted to the court its plan to sell the property, which Lender did not object. The Borrower was unable to close a sale, and the lender subsequently submitted its own plan to allow a

Plan Administrator to sell the collateral. The BK court approved lender''s Liquidation Plan in June 2024 and the property was listed for sale by Meridian Capital with initial offers received in October 2024. While there were certain delays, a buyer emerged with a $20 mil sale offer. The BK court has approved the subject $20 million sale which closed in July 2025. The sale proceeds will be distributed in August 2025.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30313502	0.00	4.45000%	0.00	4.45000%	10	04/06/25	04/06/25	06/27/25
10	30313504	0.00	4.35500%	0.00	4.35500%	10	04/27/21	04/06/21	05/28/21
10	30313504	0.00	4.35500%	0.00	4.35500%	10	05/28/21	04/06/21	04/27/21
13	30313299	24,000,000.00	4.51100%	24,000,000.00	4.51100%	8	05/19/20	06/05/20	06/08/20
13	30313299	0.00	4.51100%	0.00	4.51100%	8	06/08/20	06/05/20	05/19/20
14	30313523	0.00	5.44850%	0.00	5.44850%	8	04/26/23	04/26/23	05/08/23
17	30313416	18,000,000.00	4.55100%	18,000,000.00	4.55100%	8	05/20/20	06/05/20	05/28/20
17	30313416	0.00	4.55100%	0.00	4.55100%	8	05/28/20	06/05/20	05/20/20
21	30313510	13,639,914.59	4.60000%	13,639,914.59	4.60000%	8	06/08/20	06/05/20	06/11/20
21	30313510	0.00	4.60000%	0.00	4.60000%	8	06/11/20	05/06/20	06/08/20
31	30313517	4,516,301.53	5.00900%	4,516,301.53	5.00900%	8	06/02/20	06/06/20	06/04/20
31	30313517	0.00	5.00900%	0.00	5.00900%	8	06/04/20	06/06/20	06/02/20
Totals		60,156,216.12		60,156,216.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	30313523	07/17/25	21,039,221.52	160,300,000.00	21,303,560.56	376,703.19	21,302,960.56	20,926,257.37	112,964.15	0.00	0.00	112,964.15	0.47%
23	30313512	08/15/25	12,000,000.00	17,500,000.00	18,489,775.65	6,839,122.86	18,489,775.65	11,650,652.79	349,347.21	0.00	0.00	349,347.21	2.91%
Current Period Totals			12,000,000.00	17,500,000.00	18,489,775.65	6,839,122.86	18,489,775.65	11,650,652.79	349,347.21	0.00	0.00	349,347.21
Cumulative Totals			33,039,221.52	177,800,000.00	39,793,336.21	7,215,826.05	39,792,736.21	32,576,910.16	462,311.36	0.00	0.00	462,311.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	30313523	07/17/25	0.00	0.00	112,964.15	0.00	0.00	112,964.15	0.00	0.00	112,964.15
23	30313512	08/15/25	0.00	0.00	349,347.21	0.00	0.00	349,347.21	0.00	0.00	349,347.21
Current Period Totals			0.00	0.00	349,347.21	0.00	0.00	349,347.21	0.00	0.00	349,347.21
Cumulative Totals			0.00	0.00	462,311.36	0.00	0.00	462,311.36	0.00	0.00	462,311.36

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	9,558.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,737.50	0.00	0.00	88,281.78	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	937.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	(213,500.00)	0.00	0.00	0.00	0.00	0.00	(230,934.18)	0.00	0.00	0.00
Total	0.00	0.00	(197,204.17)	0.00	937.53	88,281.78	0.00	0.00	(230,934.18)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(338,919.04)

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Supplemental Notes
None

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